Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 9 – RELATED PARTY TRANSACTIONS

Todd Davis, CEO and CFO, Employment Agreement

On October 1, 2016, Todd Davis, President and Chief Executive Officer converted accrued salary and accrued payroll taxes for a total of $1,157,500 into a long term note payable bearing an interest rate of eight percent (8%) per annum, due on demand. The note is convertible into shares of our common stock at a rate of $0.026 per share. As of December 31, 2020 and September 30, 2020, there is an outstanding principal balance of $1,072,185 and outstanding accrued interest on this note of $348,928 and $327,484, respectively.

The Company’s accrued officer compensation as of December 31, 2020 and September 30, 2020, which substantially consists of amounts owed pursuant to the employment agreement which weren’t converted into the above note, are disclosed in Note 6.

Rayne Forecast Inc. Consulting Agreement

Rayne Forecast, Inc. (RFI), an entity owned by the CEO, is a party with the Company to a Consulting Agreement, pursuant to which the CEO, through RFI, provides certain services to the Company in connection with his role as the Company’s CEO and is compensated, through RFI, for certain services rendered to the Company. Pursuant to the terms of the Consulting Agreement, as amended, the Company shall pay to the CEO a minimum fee of $50,000 up to a maximum fee of $500,000 for the CEO’s reasonable services in any merger or acquisition involving the Company. The agreement provides that any such fees are not “finder’s fees” and are not to be calculated on the basis of any percentage of the amount of any financing or the deemed monetary value of any merger or acquisition transaction. The fees may be paid in Company stock or cash depending, among other items, on the cash availability of the Company. As of December 31, 2020 and September 30, 2020, $141,883 payable to RFI for the CEO’s reasonable services (as defined in the Consulting Agreement) is included in accrued expenses on the accompanying consolidated balance sheets.

NOTE 9 – RELATED PARTY TRANSACTIONS

Todd Davis, CEO and CFO, Employment Agreement

During April 2005, the Company entered into an employment agreement with Todd Davis providing for an annual salary of $156,000. On October 1, 2016, Todd Davis, President and Chief Executive Officer converted accrued salary for a total of $1,072,185 into a long term note payable bearing an interest rate of eight percent (8%) per annum, due on demand. The note is convertible into shares of our common stock at a rate of $0.026 per share. As of September 30, 2020 and 2019, there is an outstanding principal balance of $1,072,185 and outstanding accrued interest on this note of $327,484 and $241,709, respectively.

The Company’s accrued officer compensation as of years ended September 30, 2020 and 2019, which substantially consists of amounts owed pursuant to the employment agreement which weren’t converted into the above note, are disclosed in Note 6.

Rayne Forecast Inc. Consulting Agreement

Rayne Forecast, Inc. (RFI), an entity owned by the CEO, is a party with the Company to a Consulting Agreement, pursuant to which the CEO, through RFI, provides certain services to the Company in connection with his role as the Company’s CEO and is compensated, through RFI, for certain services rendered to the Company. Pursuant to the terms of the Consulting Agreement, as amended, the Company shall pay to the CEO a minimum fee of $50,000 up to a maximum fee of $500,000 for the CEO’s reasonable services in any merger or acquisition involving the Company. The agreement provides that any such fees are not “finder’s fees” and are not to be calculated on the basis of any percentage of the amount of any financing or the deemed monetary value of any merger or acquisition transaction. The fees may be paid in Company stock or cash depending, among other items, on the cash availability of the Company. As of September 30, 2020 and 2019, $141,883 and $150,000, respectively, payable to RFI for the CEO’s reasonable services (as defined in the Consulting Agreement) for the fiscal years then ended is included in accrued expenses on the accompanying consolidated balance sheets. During the year ended September 30, 2020, the Company issued 6,375,303 shares of common stock to settle other amounts earned under the Consulting Agreement (Note 7).

From time to time, RFI directly pays for travel expenses and miscellaneous operating expenses on behalf of the Company. These expenses are reimbursed by the Company on a regular basis. These expenses totaled $48,296 and $216,874 for the fiscal years ended September 30, 2020 and 2019, respectively.

Black Mountain Botanicals

Black Mountain Botanicals (BMB) was a contractor of the Company for sales and procurement, owned by the President’s spouse. During the years ended September 30, 2020 and 2019, BMB was paid $45,600 and $31,674, respectively, for such services. Additionally, during the years ended September 30, 2020 and 2019, BMB collected and processed the Company’s credit card charges from sales and advanced funds totaling $60,391 and $151,084, respectively, and remitted $59,626 and $146,611, respectively, in the same time periods. The transaction fee for the service is three percent (3%).

Dustin Sullivan, Board Member and Chief Operating Officer, Employment Agreement

On September 1, 2018, the Company entered into an employment agreement with Dustin Sullivan providing for an annual salary of $150,000. Additionally, pursuant to terms of the employment agreement, 519,568 shares of common stock valued at $41,667 were issued to Mr. Sullivan. During the second quarter of fiscal 2020, Mr. Sullivan resigned as Chief Operating Officer and was appointed to the Board of Directors.